UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JULY 31, 2012

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 1.8%
Marriott International Inc., Class A Shares	215,510	$7,848,874
McDonald’s Corp.	347,310	31,035,622
Starwood Hotels & Resorts Worldwide Inc.	142,940	7,740,201
Yum! Brands Inc.	451,943	29,303,984

Total Hotels, Restaurants & Leisure		75,928,681

Media - 5.9%
Comcast Corp., Class A Shares	3,407,390	110,910,545
News Corp., Class A Shares	1,309,416	30,142,756
Walt Disney Co.	2,254,244	110,773,550

Total Media		251,826,851

Multiline Retail - 0.6%
Target Corp.	473,230	28,701,399

Specialty Retail - 3.0%
Home Depot Inc.	1,575,080	82,187,675
TJX Cos. Inc.	1,038,680	45,992,750

Total Specialty Retail		128,180,425

TOTAL CONSUMER DISCRETIONARY		484,637,356

CONSUMER STAPLES - 10.7%
Beverages - 2.0%
Coca-Cola Co.	731,160	59,077,728
PepsiCo Inc.	326,360	23,736,163

Total Beverages		82,813,891

Food & Staples Retailing - 3.6%
CVS Caremark Corp.	980,720	44,377,580
Wal-Mart Stores Inc.	1,467,440	109,221,559

Total Food & Staples Retailing		153,599,139

Food Products - 2.5%
General Mills Inc.	645,120	24,966,144
H.J. Heinz Co.	632,770	34,935,232
Kraft Foods Inc., Class A Shares	951,130	37,769,372
McCormick & Co. Inc., Non Voting Shares	174,870	10,646,086

Total Food Products		108,316,834

Household Products - 2.6%
Kimberly-Clark Corp.	466,040	40,503,536
Procter & Gamble Co.	1,101,130	71,066,930

Total Household Products		111,570,466

TOTAL CONSUMER STAPLES		456,300,330

ENERGY - 10.1%
Energy Equipment & Services - 1.9%
Cameron International Corp.	377,870	18,995,525	*
National-Oilwell Varco Inc.	256,090	18,515,307
Schlumberger Ltd.	428,803	30,556,502
Weatherford International Ltd.	1,191,690	14,359,864	*

Total Energy Equipment & Services		82,427,198

Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	467,810	32,484,726
Apache Corp.	273,914	23,589,474
Chevron Corp.	774,340	84,852,177
ConocoPhillips	352,020	19,163,969
Devon Energy Corp.	287,030	16,969,214
Exxon Mobil Corp.	1,712,710	148,748,864
Hess Corp.	154,640	7,292,822

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 8.2% (continued)
Spectra Energy Corp.	482,445	$14,806,237

Total Oil, Gas & Consumable Fuels		347,907,483

TOTAL ENERGY		430,334,681

EXCHANGE-TRADED FUNDS - 0.2%
Exchange Traded Funds - 0.2%
SPDR Gold Trust	40,160	6,286,646	*

FINANCIALS - 13.8%
Commercial Banks - 2.9%
BB&T Corp.	93,880	2,945,016
SunTrust Banks Inc.	1,080,340	25,550,041
U.S. Bancorp	967,930	32,425,655
Wells Fargo & Co.	1,897,960	64,170,027

Total Commercial Banks		125,090,739

Consumer Finance - 0.8%
Capital One Financial Corp.	584,880	33,039,871

Diversified Financial Services - 1.9%
Citigroup Inc.	1,030,043	27,945,067
JPMorgan Chase & Co.	1,491,200	53,683,200

Total Diversified Financial Services		81,628,267

Insurance - 5.9%
Alleghany Corp.	33,070	11,435,937	*
Berkshire Hathaway Inc., Class A Shares	510	64,996,950	*
MetLife Inc.	1,394,568	42,910,858
Travelers Cos. Inc.	2,101,705	131,671,818

Total Insurance		251,015,563

Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	555,530	40,170,374
Annaly Capital Management Inc.	1,921,892	33,498,578

Total Real Estate Investment Trusts (REITs)		73,668,952

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	1,927,630	27,198,859	*

TOTAL FINANCIALS		591,642,251

HEALTH CARE - 11.4%
Biotechnology - 1.4%
Amgen Inc.	385,000	31,801,000
Onyx Pharmaceuticals Inc.	398,450	29,871,796	*

Total Biotechnology		61,672,796

Health Care Equipment & Supplies - 0.8%
Covidien PLC	336,490	18,803,061
Thermo Fisher Scientific Inc.	233,110	12,977,234

Total Health Care Equipment & Supplies		31,780,295

Health Care Providers & Services - 1.6%
Aetna Inc.	231,600	8,351,496
AmerisourceBergen Corp.	326,850	12,975,945
Express Scripts Holding Co.	456,820	26,468,151	*
UnitedHealth Group Inc.	426,410	21,785,287

Total Health Care Providers & Services		69,580,879

Pharmaceuticals - 7.6%
Abbott Laboratories	332,270	22,032,824
Bristol-Myers Squibb Co.	1,200,990	42,755,244
GlaxoSmithKline PLC, ADR	780,930	35,922,780
Johnson & Johnson	1,179,190	81,623,532
Merck & Co. Inc.	1,492,590	65,927,700

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.6% (continued)
Pfizer Inc.	3,272,170	$78,662,967

Total Pharmaceuticals		326,925,047

TOTAL HEALTH CARE		489,959,017

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
Honeywell International Inc.	787,970	45,741,659
Raytheon Co.	401,090	22,252,473

Total Aerospace & Defense		67,994,132

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	976,410	73,826,360

Commercial Services & Supplies - 0.2%
Waste Management Inc.	301,920	10,386,048

Industrial Conglomerates - 4.4%
3M Co.	373,030	34,031,527
General Electric Co.	3,911,820	81,170,265
Tyco International Ltd.	685,410	37,656,425
United Technologies Corp.	471,750	35,117,070

Total Industrial Conglomerates		187,975,287

Machinery - 0.6%
Eaton Corp.	582,970	25,557,405

TOTAL INDUSTRIALS		365,739,232

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.2%
Cisco Systems Inc.	2,081,496	33,199,861
Motorola Solutions Inc.	479,530	23,180,480
QUALCOMM Inc.	639,508	38,165,838

Total Communications Equipment		94,546,179

Computers & Peripherals - 4.6%
Apple Inc.	287,094	175,345,531	*
EMC Corp.	772,986	20,259,963	*

Total Computers & Peripherals		195,605,494

Internet Software & Services - 3.4%
eBay Inc.	1,346,364	59,643,925	*
Facebook Inc., Class A Shares	400,640	8,697,894	*
Google Inc., Class A Shares	108,584	68,730,415	*
LinkedIn Corp., Class A Shares	84,180	8,641,077	*

Total Internet Software & Services		145,713,311

IT Services - 4.1%
Automatic Data Processing Inc.	807,280	45,651,684
International Business Machines Corp.	385,530	75,556,169
Visa Inc., Class A Shares	423,210	54,623,715

Total IT Services		175,831,568

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp., Class A Shares	379,660	12,862,881	*
Intel Corp.	644,270	16,557,739
Texas Instruments Inc.	626,110	17,055,236

Total Semiconductors & Semiconductor Equipment		46,475,856

Software - 3.8%
BMC Software Inc.	330,640	13,093,344	*
Citrix Systems Inc.	330,780	24,041,091	*
Microsoft Corp.	3,743,643	110,325,159
Oracle Corp.	534,275	16,135,105

Total Software		163,594,699

TOTAL INFORMATION TECHNOLOGY		821,767,107

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY			SHARES	VALUE
MATERIALS - 5.0%
Chemicals - 4.2%
Celanese Corp., Series A Shares			352,998	$13,459,814
E.I. du Pont de Nemours & Co.			428,100	21,276,570
Ecolab Inc.			561,330	36,739,048
Monsanto Co.			252,080	21,583,090
PPG Industries Inc.			797,130	87,253,850

Total Chemicals				180,312,372

Paper & Forest Products - 0.8%
International Paper Co.			1,018,710	33,423,875

TOTAL MATERIALS				213,736,247

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Inc.			2,596,740	98,468,381
Verizon Communications Inc.			1,051,510	47,465,161

TOTAL TELECOMMUNICATION SERVICES				145,933,542

UTILITIES - 1.2%
Electric Utilities - 0.5%
NV Energy Inc.			1,047,100	19,151,459

Multi-Utilities - 0.7%
Sempra Energy			136,380	9,602,516
Wisconsin Energy Corp.			514,010	20,940,767

Total Multi-Utilities				30,543,283

TOTAL UTILITIES				49,694,742

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,632,042,656)				4,056,031,151

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.1%
Repurchase Agreements - 5.1%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $109,991,550; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value - $112,190,883)	0.180%	8/1/12	$109,991,000	109,991,000
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity - $109,990,519; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value - $112,190,220)	0.170%	8/1/12	109,990,000	109,990,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $219,981,000)				219,981,000

TOTAL INVESTMENTS - 99.9% (Cost - $2,852,023,656#)				4,276,012,151
Other Assets in Excess of Liabilities - 0.1%				4,749,778

TOTAL NET ASSETS - 100.0%				$4,280,761,929

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipts
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,056,031,151	—	—	$4,056,031,151
Short-term investments†	—	$219,981,000	—	219,981,000

Total investments	$4,056,031,151	$219,981,000	—	$4,276,012,151

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,458,996,858
Gross unrealized depreciation	(35,008,363)

Net unrealized appreciation	$1,423,988,495

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 26, 2012